Segment information	12 Months Ended
Jun. 30, 2024
Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services: (i) agricultural business and (ii) urban properties and investment business.

Below is the segment information prepared as follows:

Agricultural business

•

Agricultural production: segment consists of planting, harvesting and sale of crops as wheat, corn, soybeans, cotton and sunflowers; the sale of grain derivatives, such as flour and oil, breeding, purchasing and/or fattening of free-range cattle for sale to meat processors and local livestock auction markets.; agricultural services; leasing of the Group's farms to third parties; and planting, harvesting and sale of sugarcane

•	Land transformation and sales: comprises gains from the disposal and development of farmlands activities.
•	Corporate: includes corporate expenses related to agricultural business.
•	Other segments: includes, principally, brokerage activities, among others.

Urban properties and investments business

•	Shopping Malls: includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
•	Offices: includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
•	Sales and developments: includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
•	Hotels: includes the operating results mainly comprised of room, catering and restaurant revenues.
•

Others: includes the entertainment activity through ALG Golf Center S.A., La Rural S.A. and Buenos Aires Convention Center (Concession), We Are Appa, investments in associates such as GCDI (former TGLT) and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the operating results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

•

Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method, the profit/loss generated and assets are reported in the Consolidated Statement of Income and Other Comprehensive Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•

Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

The asset categories reviewed by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, rights to receive units under barter transactions, investments in associates and goodwill. The sum of these assets, classified by business segment, is disclosed as “reportable assets”. Assets are assigned to each segment based on operations and/or their physical location.

Most of the revenues from the operating segments are generated and the assets are physically located in Argentina, with the exception of part of the results of associates included in the "Other" segment located in the United States.

Revenues for each reporting segment derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2024:

	06.30.2024
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	384,487	270,550	655,037	(1,453)	59,447	(1,658)	711,373
Costs	(323,676)	(48,891)	(372,567)	161	(60,637)	-	(433,043)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	5,339	-	5,339	-	-	710	6,049
Changes in the net realizable value of agricultural products after harvest	7,174	-	7,174	-	-	-	7,174
Gross profit / (loss)	73,324	221,659	294,983	(1,292)	(1,190)	(948)	291,553
Net loss from fair value adjustment of investment properties	(7,454)	(341,584)	(349,038)	364	-	-	(348,674)
Gain from disposal of farmlands	52,612	-	52,612	-	-	-	52,612
General and administrative expenses	(33,678)	(51,453)	(85,131)	173	-	107	(84,851)
Selling expenses	(43,768)	(17,491)	(61,259)	133	-	742	(60,384)
Other operating results, net	27,904	(7,014)	20,890	(21)	419	86	21,374
Management fees	-	-	-	-	(7,866)	-	(7,866)
Profit / (loss) from operations	68,940	(195,883)	(126,943)	(643)	(8,637)	(13)	(136,236)
Share of (loss) / profit of associates and joint ventures	(1,084)	33,760	32,676	277	-	-	32,953
Segment profit / (loss)	67,856	(162,123)	(94,267)	(366)	(8,637)	(13)	(103,283)

Reportable assets	729,735	1,944,113	2,673,848	685	-	798,578	3,473,111
Reportable liabilities (*)	-	-	-	-	-	(1,909,201)	(1,909,201)
Net reportable assets	729,735	1,944,113	2,673,848	685	-	(1,110,623)	1,563,910

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2023:

	06.30.2023
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	378,132	268,627	646,759	(1,687)	64,781	(2,441)	707,412
Costs	(313,801)	(49,365)	(363,166)	736	(65,950)	-	(428,380)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(5,628)	-	(5,628)	-	-	819	(4,809)
Changes in the net realizable value of agricultural products after harvest	(9,431)	-	(9,431)	-	-	-	(9,431)
Gross profit / (loss)	49,272	219,262	268,534	(951)	(1,169)	(1,622)	264,792
Net loss from fair value adjustment of investment properties	(8,804)	(190,751)	(199,555)	7,559	-	-	(191,996)
Gain from disposal of farmlands	55,825	-	55,825	-	-	-	55,825
General and administrative expenses	(31,550)	(72,549)	(104,099)	250	-	643	(103,206)
Selling expenses	(34,723)	(16,860)	(51,583)	101	-	1,118	(50,364)
Other operating results, net	(6,486)	(27,061)	(33,547)	(93)	614	(92)	(33,118)
Management fees	-	-	-	-	(17,683)	-	(17,683)
Profit / (loss) from operations	23,534	(87,959)	(64,425)	6,866	(18,238)	47	(75,750)
Share of (loss) / profit of associates and joint ventures	(3,853)	14,449	10,596	(4,722)	-	(5)	5,869
Segment profit / (loss)	19,681	(73,510)	(53,829)	2,144	(18,238)	42	(69,881)

Reportable assets	784,053	2,358,968	3,143,021	(13,050)	-	842,993	3,972,964
Reportable liabilities (*)	-	-	-	-	-	(2,178,387)	(2,178,387)
Net reportable assets	784,053	2,358,968	3,143,021	(13,050)	-	(1,335,394)	1,794,577

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2022:

	06.30.2022
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	515,872	204,987	720,859	(1,860)	53,349	(4,644)	767,704
Costs	(461,761)	(42,851)	(504,612)	729	(55,055)	-	(558,938)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	145,804	-	145,804	-	-	1,535	147,339
Changes in the net realizable value of agricultural products after harvest	(16,007)	-	(16,007)	-	-	-	(16,007)
Gross profit / (loss)	183,908	162,136	346,044	(1,131)	(1,706)	(3,109)	340,098
Net gain/ (loss) from fair value adjustment of investment properties	19,707	102,522	122,229	10,588	-	-	132,817
Gain from disposal of farmlands	44,088	-	44,088	-	-	-	44,088
General and administrative expenses	(30,340)	(42,987)	(73,327)	214	-	650	(72,463)
Selling expenses	(43,895)	(17,958)	(61,853)	43	-	3,016	(58,794)
Other operating results, net	(6,714)	225	(6,489)	-	447	(89)	(6,131)
Management fees	-	-	-	-	(33,388)	-	(33,388)
Profit/ (loss) from operations	166,754	203,938	370,692	9,714	(34,647)	468	346,227
Share of profit of associates and joint ventures	1,294	3,732	5,026	(6,588)	-	-	(1,562)
Segment profit/ (loss)	168,048	207,670	375,718	3,126	(34,647)	468	344,665

Reportable assets	730,284	2,610,609	3,340,893	(11,830)	-	909,751	4,238,814
Reportable liabilities (*)	-	-	-	-	-	(2,582,553)	(2,582,553)
Net reportable assets	730,284	2,610,609	3,340,893	(11,830)	-	(1,672,802)	1,656,261

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(ii)

Includes ARS (1,190), ARS (1,169) and ARS (1,706) corresponding to Expenses and FPC as of June 30, 2024, 2023 and 2022, respectively, and ARS 7,866, ARS 17,683 and ARS 33,388 to management fees, as of June 30, 2024, 2023 and 2022, respectively.

(iii)

Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 15, ARS 4 and ARS 63, as of June 30, 2024, 2023 and 2022, respectively.

(*)	The CODM focuses its review on reportable assets.
(i)	Agriculture line of business

The following tables present the reportable segments of the agriculture line of business:

	06.30.2024
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	268,382	-	-	116,105	384,487
Costs	(239,036)	(228)	-	(84,412)	(323,676)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	5,339	-	-	-	5,339
Changes in the net realizable value of agricultural products after harvest	7,174	-	-	-	7,174
Gross profit / (loss)	41,859	(228)	-	31,693	73,324
Net loss from fair value adjustment of investment properties	-	(7,454)	-	-	(7,454)
Gain from disposal of farmlands	-	52,612	-	-	52,612
General and administrative expenses	(19,641)	(63)	(4,583)	(9,391)	(33,678)
Selling expenses	(28,934)	(1,189)	-	(13,645)	(43,768)
Other operating results, net	8,499	13,736	-	5,669	27,904
Profit / (loss) from operations	1,783	57,414	(4,583)	14,326	68,940
Share of profit / (loss) of associates and joint ventures	1,553	-	-	(2,637)	(1,084)
Segment profit / (loss)	3,336	57,414	(4,583)	11,689	67,856

Investment properties	-	64,521	-	-	64,521
Property, plant and equipment	448,000	1,261	-	3,311	452,572
Investments in associates	6,696	-	-	1,278	7,974
Other reportable assets	138,661	2,596	-	63,411	204,668
Reportable assets	593,357	68,378	-	68,000	729,735

From all of the Group’s revenues corresponding to Agricultural Business, ARS 221,139 are originated in Argentina and ARS 163,348 in other countries, principally in Brazil for ARS 161,810. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 507,247 are located in Argentina and ARS 222,488 in other countries, principally in Brazil.

	06.30.2023
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	278,373	-	-	99,759	378,132
Costs	(249,942)	(275)	-	(63,584)	(313,801)

Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(5,628)	-	-	-	(5,628)
Changes in the net realizable value of agricultural products after harvest	(9,431)	-	-	-	(9,431)
Gross profit / (loss)	13,372	(275)	-	36,175	49,272
Net loss from fair value adjustment of investment properties	-	(8,804)	-	-	(8,804)
Gain from disposal of farmlands	-	55,825	-	-	55,825
General and administrative expenses	(17,480)	(52)	(5,187)	(8,831)	(31,550)
Selling expenses	(25,498)	(48)	-	(9,177)	(34,723)
Other operating results, net	625	(9,385)	-	2,274	(6,486)
(Loss) / profit from operations	(28,981)	37,261	(5,187)	20,441	23,534
Share of loss of associates and joint ventures	(628)	-	-	(3,225)	(3,853)
Segment (loss) / profit	(29,609)	37,261	(5,187)	17,216	19,681

Investment properties	-	97,556	-	-	97,556
Property, plant and equipment	462,669	2,203	-	3,934	468,806
Investments in associates	6,216	-	-	3,199	9,415
Other reportable assets	152,532	-	-	55,744	208,276
Reportable assets	621,417	99,759	-	62,877	784,053

From all of the Group’s revenues corresponding to Agricultural Business, ARS 206,177 are originated in Argentina and ARS 171,955 in other countries, principally in Brazil for ARS 153,806. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 252,733 are located in Argentina and ARS 531,320 in other countries, principally in Brazil.

	06.30.2022
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	409,042	-	-	106,830	515,872
Costs	(383,436)	(385)	-	(77,940)	(461,761)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	145,804	-	-	-	145,804
Changes in the net realizable value of agricultural products after harvest	(16,007)	-	-	-	(16,007)
Gross profit / (loss)	155,403	(385)	-	28,890	183,908
Net gain from fair value adjustment of investment properties	-	19,707	-	-	19,707
Gain from disposal of farmlands	-	44,088	-	-	44,088
General and administrative expenses	(18,134)	(64)	(5,919)	(6,223)	(30,340)
Selling expenses	(34,908)	(1,514)	-	(7,473)	(43,895)
Other operating results, net	(16,798)	8,578	-	1,506	(6,714)
Profit / (loss) from operations	85,563	70,410	(5,919)	16,700	166,754
Share of profit of associates and joint ventures	862	-	-	432	1,294
Segment profit / (loss)	86,425	70,410	(5,919)	17,132	168,048

Investment properties	-	109,505	-	-	109,505
Property, plant and equipment	373,369	2,211	-	1,698	377,278
Investments in associates	8,003	-	-	5,993	13,996
Other reportable assets	172,356	-	-	57,149	229,505
Reportable assets	553,728	111,716	-	64,840	730,284

From all of the Group’s revenues corresponding to Agricultural Business, ARS 258,632 are originated in Argentina and ARS 257,240 in other countries, principally in Brazil for ARS 237,601. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 247,302 are located in Argentina and ARS 482,982 in other countries, principally in Brazil.

(ii)	Urban properties and investments line of business

Below is a summarized analysis of the urban properties and investments line of business for the fiscal years ended June 30, 2024, 2023 and 2022:

	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	179,650	16,243	9,246	61,569	3,842	270,550
Costs	(10,714)	(1,182)	(5,344)	(28,939)	(2,712)	(48,891)
Gross profit	168,936	15,061	3,902	32,630	1,130	221,659
Net loss from fair value adjustment of investment properties	(14,936)	(69,585)	(256,774)	-	(289)	(341,584)
General and administrative expenses	(21,608)	(2,062)	(8,810)	(9,342)	(9,631)	(51,453)
Selling expenses	(9,007)	(180)	(3,236)	(4,205)	(863)	(17,491)
Other operating results, net	(2,840)	(63)	(3,805)	(1,131)	825	(7,014)
Profit / (Loss) from operations	120,545	(56,829)	(268,723)	17,952	(8,828)	(195,883)
Share of profit of associates and joint ventures	-	-	-	-	33,760	33,760
Segment profit / (loss)	120,545	(56,829)	(268,723)	17,952	24,932	(162,123)

Investment and trading properties	690,300	303,571	747,859	-	2,261	1,743,991
Property, plant and equipment	2,176	324	(18,987)	30,701	3,001	17,215
Investment in associates and joint ventures	-	-	-	-	124,373	124,373
Other reportable assets	934	708	54,089	680	2,123	58,534
Reportable assets	693,410	304,603	782,961	31,381	131,758	1,944,113

From all the revenues, ARS 263,826 originated in Argentina, and ARS 6,724 in other countries, principally in Uruguay for ARS 6,651 and USA for ARS 73. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 1,933,622 are located in Argentina and ARS 10,491 in other countries, principally in the USA for ARS 1,754 and Uruguay for ARS 8,669.

	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	176,246	17,031	16,280	55,596	3,474	268,627
Costs	(11,937)	(1,408)	(4,952)	(28,296)	(2,772)	(49,365)
Gross profit	164,309	15,623	11,328	27,300	702	219,262
Net loss from fair value adjustment of investment properties	(41,496)	(18,409)	(130,426)	-	(420)	(190,751)
General and administrative expenses	(24,826)	(3,102)	(9,511)	(12,168)	(22,942)	(72,549)
Selling expenses	(8,055)	(383)	(4,172)	(3,819)	(431)	(16,860)
Other operating results, net	(2,173)	(256)	(3,284)	(531)	(20,817)	(27,061)
Profit / (Loss) from operations	87,759	(6,527)	(136,065)	10,782	(43,908)	(87,959)
Share of profit of associates and joint ventures	-	-	-	-	14,449	14,449
Segment profit / (loss)	87,759	(6,527)	(136,065)	10,782	(29,459)	(73,510)

Investment and trading properties	694,077	435,399	1,014,874	-	2,987	2,147,337
Property, plant and equipment	2,173	13,186	19,074	34,296	3,258	71,987
Investment in associates and joint ventures	-	-	-	-	106,622	106,622
Other reportable assets	1,471	1,271	27,341	739	2,200	33,022
Reportable assets	697,721	449,856	1,061,289	35,035	115,067	2,358,968

From all the revenues, included in the segments corresponding to the business of urban properties and investments ARS 259,200 originated in Argentina and ARS 9,427 originated in the USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 2,344,884 are located in Argentina and ARS 14,084 in other countries, principally in the USA for ARS 1,961 and Uruguay for ARS 12,051.

	06.30.2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	138,836	24,357	5,975	34,441	1,378	204,987
Costs	(11,974)	(2,347)	(4,653)	(19,808)	(4,069)	(42,851)
Gross profit / (loss)	126,862	22,010	1,322	14,633	(2,691)	162,136
Net gain / (loss) from fair value adjustment of investment properties	4,429	(42,162)	139,774	-	481	102,522
General and administrative expenses	(22,923)	(3,052)	(8,474)	(5,847)	(2,691)	(42,987)
Selling expenses	(6,784)	(625)	(7,385)	(2,723)	(441)	(17,958)
Other operating results, net	(1,137)	(184)	(384)	(473)	2,403	225
Profit / (Loss) from operations	100,447	(24,013)	124,853	5,590	(2,939)	203,938
Share of profit of associates and joint ventures	-	-	-	-	3,732	3,732
Segment profit / (loss)	100,447	(24,013)	124,853	5,590	793	207,670

Investment and trading properties	735,027	535,512	1,115,773	-	3,444	2,389,756
Property, plant and equipment	2,090	33,455	19,079	35,554	8,586	98,764
Investment in associates and joint ventures	-	-	-	-	92,733	92,733
Other reportable assets	1,490	1,274	23,900	481	2,211	29,356
Reportable assets	738,607	570,241	1,158,752	36,035	106,974	2,610,609

From all the revenues included in the segments corresponding to the business of urban properties and investments ARS 204,872 and ARS 115 originated in the USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 2,595,101 are located in Argentina and ARS 15,508 in other countries, principally in the USA for ARS 2,370 and Uruguay for ARS 13,056.